Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Minimum [Member]
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Term of Service Agreements	1 year	1 year
Maximum [Member]
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Term of Service Agreements	3 years	3 years